UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                              FORM 13-F

                         FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:     QUAKER PARTNERS, LLC
Address:  One State Street
          Hartford, CT 06103

13F File Number: 28-7334

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report of behalf of Reporting Manager:
Name:  Steven C. Kleinman
Title: Chief Financial Officer
Phone: (860) 240-8974
Signature, Place and Date of Signing:
  Steven C. Kleinman  Hartford, Connecticut  February 14, 2000.

Report Type (Check only one):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:          101
Form 13F Information Table Value Total:     $299,255

List of Other Included Managers:
No.    13F File Number      Name

                               Title of                 Value               Investment  Other             Voting Authority
Name of Issuer                 Class     CUSIP      (x $1000)      Shares   Discretion Managers        Sole      Shared        None
------------------------------ --------- ---------- --------- -----------   ---------- -------- ----------- ----------- -----------
ALLEGHENY ENERGY INC           Common    017361106       808       30,000         Sole                    0      30,000           0
ALLSTATE CORP                  Common    020002101       987       41,000         Sole                    0      41,000           0
AMERADA HESS CORP              Common    023551104       806       14,200         Sole                    0      14,200           0
AMERICAN EXPRESS CO.           Common    025816109       532        3,200         Sole                    0       3,200           0
AMERICAN INTERNATIONAL GROUP   Common    026874107       595        5,500         Sole                    0       5,500           0
AMSOUTH BANCORPORATION         Common    032165102      7524      389,600         Sole                    0     389,600           0
ARROW ELECTRONIC               Common    042735100       452       17,800         Sole                    0      17,800           0
ASSOCIATES FIRST CAP           Common    046008108      2552       93,000         Sole                    0      93,000           0
AVISTA CORP                    Common    05379B107      2396      155,200         Sole                    0     155,200           0
BANK UNITED CORP CL-           Common    065412108      3515      129,000         Sole                    0     129,000           0
BANKNORTH GROUP INC            Common    06646L100      1445       54,000         Sole                    0      54,000           0
BB&T CORP                      Common    054937107      6507      237,700         Sole                    0     237,700           0
BOISE CASCADE                  Common    097383103       446       11,000         Sole                    0      11,000           0
CH ENERGY GROUP INC.           Common    12541M102      1036       31,400         Sole                    0      31,400           0
CHARTER ONE FIN INC            Common    160903100      5177      270,700         Sole                    0     270,700           0
CHESAPEAKE CORP                Common    165159104       506       16,600         Sole                    0      16,600           0
CHEVRON                        Common    166751107       390        4,500         Sole                    0       4,500           0
CINERGY                        Common    172474108      3272      136,700         Sole                    0     136,700           0
CITY NATIONAL                  Common    178566105      3294      100,000         Sole                    0     100,000           0
CMP GROUP INC.                 Common    125887109      2905      105,400         Sole                    0     105,400           0
COASTAL CORP                   Common    190441105       748       21,100         Sole                    0      21,100           0
COMERICA, INC.                 Common    200340107      6069      130,000         Sole                    0     130,000           0
COMPASS BANCSHARES INC.        Common    20449H109      1917       85,900         Sole                    0      85,900           0
CONAGRA                        Common    205887102       379       16,700         Sole                    0      16,700           0
CONECTIV INC                   Common    206829103      1970      117,200         Sole                    0     117,200           0
CONSUMER'S ENERGY CORP         Common    125896100     17499      561,100         Sole                    0     561,100           0
CSX                            Common    126408103       540       17,200         Sole                    0      17,200           0
CUMMINS ENGINE                 Common    231021106       623       12,900         Sole                    0      12,900           0
DONALDSON LUFKIN               Common    257661108       503       10,400         Sole                    0      10,400           0
DPL INC. HOLDING CO.           Common    233293109      1788      103,300         Sole                    0     103,300           0
DUPONT                         Common    263534109       547        8,300         Sole                    0       8,300           0
EDISON INT'L                   Common    281020107      6497      248,100         Sole                    0     248,100           0
ENTERGY CORPORATION            Common    29364G103     10648      413,500         Sole                    0     413,500           0
EQUITABLE RESOURCES            Common    294549100       714       21,400         Sole                    0      21,400           0
FAMILY DOLLAR STORES           Common    307000109       463       28,400         Sole                    0      28,400           0
FEDERAL NATIONAL MORTGAGE ASSN Common    313586109       400        6,400         Sole                    0       6,400           0
FIRST SEC CORP.                Common    336294103      4802      188,100         Sole                    0     188,100           0
FIRSTAR CORP                   Common    33763V109      5746      272,000         Sole                    0     272,000           0
FLEET BOSTON FINANCIAL CORP    Common    339030108       345        9,900         Sole                    0       9,900           0
FLORIDA PROGRESS CORP.         Common    341109106      1913       45,200         Sole                    0      45,200           0
FPL GROUP INC.                 Common    302571104     14826      346,300         Sole                    0     346,300           0
HARTFORD LIFE CL-A             Common    416592103      5368      122,000         Sole                    0     122,000           0
HIBERNIA CORP                  Common    428656102      1065      100,200         Sole                    0     100,200           0
HUDSON UNITED BANCORP          Common    444165104       785       30,700         Sole                    0      30,700           0
HUNTINGTON BANCSHARES          Common    446150104      2662      111,500         Sole                    0     111,500           0
IPALCO ENTERPRISES INC.        Common    462613100      5102      299,000         Sole                    0     299,000           0
J.P. MORGAN                    Common    616880100      1266       10,000         Sole                    0      10,000           0
JOHNSON & JOHNSON              Common    478160104       569        6,100         Sole                    0       6,100           0
KANSAS CITY PWR & LI           Common    485134100      1295       58,700         Sole                    0      58,700           0
KEYCORP NEW                    Common    493267108      1553       70,200         Sole                    0      70,200           0
KEYSPAN CORPORATION            Common    49337W100      2340      100,900         Sole                    0     100,900           0
KLA INSTRUMENTS                Common    482480100       356        3,200         Sole                    0       3,200           0
KOHL'S CORP                    Common    500255104       556        7,700         Sole                    0       7,700           0
KROGER CO                      Common    501044101       517       27,400         Sole                    0      27,400           0
LG&E ENERGY                    Common    501917108      6216      356,500         Sole                    0     356,500           0
LOWES CORP                     Common    548661107       574        9,600         Sole                    0       9,600           0
MDU RESOURCES GROUP            Common    552690109      1596       79,800         Sole                    0      79,800           0
MELLON FINANCIAL CORPORATION   Common    58551A108      4973      146,000         Sole                    0     146,000           0
MERCK & CO                     Common    589331107      1243       18,500         Sole                    0      18,500           0
MERRILL LYNCH                  Common    590188108      5415       65,000         Sole                    0      65,000           0
MINNESOTA POWER & LIGHT        Common    604110106      7637      450,900         Sole                    0     450,900           0
NATIONAL FUEL GAS CO           Common    636180101      2818       60,600         Sole                    0      60,600           0
NEW ENGLAND ELEC. SY           Common    644001109      1630       31,500         Sole                    0      31,500           0
NIAGARA MOHAWK HOLDINGS INC    Common    653520106     10945      785,300         Sole                    0     785,300           0
NICOR INC                      Common    654086107      2821       86,800         Sole                    0      86,800           0
NISOURCE INC                   Common    65473P105      7572      423,600         Sole                    0     423,600           0
NSTAR                          Common    67019E107      6748      166,626         Sole                    0     166,626           0
OGE ENERGY                     Common    670837103      3982      209,600         Sole                    0     209,600           0
PACIFIC CENTURY FINL CORP      Common    694058108       533       28,500         Sole                    0      28,500           0
PAINE WEBBER                   Common    695629105      2534       65,300         Sole                    0      65,300           0
PECO ENERGY                    Common    693304107     19533      562,100         Sole                    0     562,100           0
PENNSYLVANIA POWER & LIGHT     Common    693499105      1542       67,400         Sole                    0      67,400           0
PEOPLES ENERGY                 Common    711030106       653       19,500         Sole                    0      19,500           0
PG & E CORP                    Common    69331C108      5156      251,500         Sole                    0     251,500           0
PINNACLE WEST CAPITA           Common    723484101      2925       95,700         Sole                    0      95,700           0
PNC FINANCE                    Common    693475105      9452      212,400         Sole                    0     212,400           0
QUESTAR CORPORATION            Common    748356102      1050       70,000         Sole                    0      70,000           0
RELIANT ENERGY INC.            Common    75952J108      4987      218,000         Sole                    0     218,000           0
RELIASTAR FINANCIAL            Common    75952U103       980       25,000         Sole                    0      25,000           0
RGS ENERGY GROUP INC.          Common    74956K104      2805      136,400         Sole                    0     136,400           0
ROYAL DUTCH                    Common    780257804       406        6,700         Sole                    0       6,700           0
SBC COMMUNICATIONS INC         Common    78387G103       473        9,700         Sole                    0       9,700           0
SCANA CORPORATION              Common    80589M102      1322       49,200         Sole                    0      49,200           0
SCHERING PLOUGH  COR           Common    806605101       453       10,700         Sole                    0      10,700           0
SCOTTISH POWER INC             Common    81013T705       258        9,200         Sole                    0       9,200           0
SIERRA PACIFIC RESOURCES       Common    826428104      4705      270,796         Sole                    0     270,796           0
SOUTHTRUST                     Common    844730101       450       11,900         Sole                    0      11,900           0
SOVEREIGN BANCORP              Common    845905108      5082      681,800         Sole                    0     681,800           0
TJX CO., INC.                  Common    872540109       495       24,200         Sole                    0      24,200           0
TOLL BROTHERS                  Common    889478103       451       24,200         Sole                    0      24,200           0
TORCHMARK                      Common    891027104       535       18,400         Sole                    0      18,400           0
UNIONBANCIAL CORPORATION       Common    908906100       986       25,000         Sole                    0      25,000           0
USX-MARATHON                   Common    902905827       462       18,700         Sole                    0      18,700           0
UTILICORP                      Common    918005109      5205      267,800         Sole                    0     267,800           0
WACHOVIA CORP                  Common    929771103      7072      104,000         Sole                    0     104,000           0
WASHINGTON FEDERAL I           Common    938824109       600       30,400         Sole                    0      30,400           0
WESTAMERICA BANCORPO           Common    957090103      1224       43,800         Sole                    0      43,800           0
WESTERN RESOURCES INC.         Common    959425109      2051      121,100         Sole                    0     121,100           0
WILLIAMS COS                   Common    969457100      1485       48,600         Sole                    0      48,600           0
WILLIAMS-SONOMA INC            Common    969904101       405        8,800         Sole                    0       8,800           0
WILMINGTON TRUST CORPORATION   Common    971807102      1303       27,000         Sole                    0      27,000           0